Significant accounting policies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant accounting policies
Significant accounting policies
2.	Significant accounting policies

2.1 Basis of preparation

The unaudited interim condensed financial statements are general purpose financial statements, which have been prepared in accordance with IAS 34 Interim Financial Reporting. They do not include all of the information required in financial statements in accordance with International Financial Reporting Standards (“IFRS”) and should be read in conjunction with the financial statements for the year ended December 31, 2022.

The Company’s financial information is presented as financial information using the historical results of operations and the historical bases of assets and liabilities of the Parent. The share of Cobar is owned by, and all operations of Cobar are controlled, by the Parent.

The business of the Company is the operation of the CSA mine in New South Wales, Australia. Management of the Company believes assumptions underlying the unaudited interim condensed financial statements are reasonable. However, the unaudited interim condensed financial statements may not be indicative of the interim condensed financial position, results of operations, and cash flows of the Company in the future or if it had operated independently of the Parent. Actual costs that would have been incurred if the Company had operated as a standalone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas, primarily including, technical services, engineering, finance, and other general corporate and administrative costs, such as treasury, human resources, legal and others.

The interim condensed statement of profit or loss and other comprehensive income includes all revenues and costs directly attributable to the Company as well as an allocation of corporate expenses from the Parent that provide support to the Company related to general and administrative expenses. These corporate expenses have been allocated to Cobar based on direct usage or benefit, where identifiable, with the remainder allocated based on headcount or capital employed. The Parent allocates these costs to the Company using methodologies that management believes are appropriate and reasonable.

Treasury and net funding activities, and tax transactions between the Parent and the Company are accounted through Parent net investment in Cobar. These transactions between Parent and Company are deemed to have been settled immediately through Parent net investment and are shown as a net change in this account (see note 21 for additional information). As all transactions are long-term funding related, these have been accounted for as movements within the Parent net investment balance.

The Company is part of a tax consolidated group under Australian taxation law, of which Glencore Investment Pty Limited (“Glencore Investment”), a subsidiary of the Parent, is the head entity.

The unaudited interim condensed financial statements have been prepared on an accruals basis and are based on historical cost. Historical cost is generally based on the fair values of the consideration given in exchange for assets.

All amounts are presented in United States dollars (US$) and all values are rounded to the nearest thousand unless otherwise indicated.

Going concern

Although the Company is in a net current liability position of $5,417, based upon an assessment of Cobar’s forecast financial position and performance, management have determined that they have, at the time of approving the unaudited interim condensed financial statements, a reasonable expectation that the Company has access to adequate resources to continue to pay debts as and when they are due and payable for the 12 months from the date of approval of these unaudited interim condensed financial statements, whilst a 100% wholly owned subsidiary of the Parent. Therefore, management continue to adopt the going concern basis of accounting in preparing these unaudited interim condensed financial statements.

2.2 Application of new and revised accounting standards

These unaudited interim condensed financial statements are prepared using the same accounting policies as applied in the audited 2022 financial statements.

The following clarification revision to existing accounting pronouncements became effective as of January 1, 2023 and has been adopted by the Company.

Amendments to IAS 1 — Classification of Liabilities as Current or Non-current — effective for year ends beginning on or after January 1, 2023

The amendments clarify the requirements for the presentation of liabilities in the statement of financial position as current or non-current in IAS 1 Presentation of Financial Statements.

Amendments to IAS 8 — Definition of Accounting Estimates — effective for year ends beginning on or after January 1, 2023

The amendments introduce the definition of accounting estimates and include other amendments to IAS 8 to help entities distinguish changes in accounting estimates from changes in accounting policies.

Amendments to IAS 1 — Disclosure of Accounting Policies — effective for year ends beginning on or after January 1, 2023

The amendments require companies to disclose their material accounting policy information rather than their significant accounting policies.

Amendments to IAS 12 — Deferred Tax related to Assets and Liabilities arising from a Single Transaction — effective for year ends beginning on or after January 1, 2023

The amendments introduce a further exception from the initial recognition exemption under IAS 12. Under the amendments, an entity does not apply the initial recognition exemption for transactions that give rise to equal taxable and deductible temporary differences.

The amendments did not have a material impact on these unaudited interim condensed financial statements.

2.	Significant accounting policies
2.1	Basis of preparation

The financial statements are general purpose financial statements, which have been prepared on a stand-alone basis and are derived from Glencore plc’s consolidated financial statements and accounting records in which the Company was consolidated. Glencore plc’s consolidated financial statements were prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by International Accounting Standards Board(“IASB”) and based on Glencore plc’s transition to IFRS which had occurred prior to its initial public offering in 2011.

2.	Significant accounting policies (continued)

The financial statements include the historical results of operations, financial position and cash flows of the Company for the periods presented and have been prepared in accordance with the IFRS as issued by the IASB. The Company’s financial information is presented using the historical results of operations and the historical bases of assets and liabilities of the Parent.

The business of the Company is the operation of the CSA copper mine in New South Wales Australia. Management of the Company believes assumptions underlying the financial statements are reasonable. However, the financial statements may not be indicative of the financial position, results of operations, and cash flows of the Company in the future or if it had operated independently of the Parent. Actual costs that would have been incurred if the Company had operated as a standalone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas, primarily including, technical services, engineering, finance, and other general corporate and administrative costs, such as treasury, human resources, legal and others.

The statement of profit or loss and other comprehensive income include all revenues and costs directly attributable the Company as well as an allocation of corporate expenses from the Parent that provide support to the Company related to general and administrative expenses. These corporate expenses have been allocated to the Company based on direct usage or benefit, where identifiable, with the remainder allocated based on headcount or capital employed. The Parent allocates these costs to the Company using methodologies that management believes are appropriate and reasonable.

Treasury and net funding activities, and tax transactions between the Parent and the Company are accounted through Parent net investment in the Company. These transactions between Parent and Company are deemed to have been settled immediately through Parent net investment and are shown as a net change in this account (see note 22 for additional information). As all transactions are long-term funding related, these have been accounted for as movements within the Parent net investment balance.

The Company is part of a tax consolidated group under Australian taxation law, of which Glencore Investment, a subsidiary of the Parent, is the head entity. See note 2.15 ‘Income taxes’ for more information.

The financial statements have been prepared on an accruals basis and are based on historical cost. Historical cost is generally based on the fair values of the consideration given in exchange for assets.

Fair value

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these financial statements is determined on such a basis, except for leasing transactions that are within the scope of IFRS 16 Leases, and measurements that have some similarities to fair value but are not fair value, such as net realizable value in IAS 2 Inventories or value in use in IAS 36 Impairment of assets.

In addition, for financial reporting purposes, fair value measurements are categorised into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;
●	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and
●	Level 3 inputs are unobservable inputs for the asset or liability.
2.	Significant accounting policies (continued)

All amounts are presented in United States dollars (US$) and all values are rounded to the nearest thousand unless otherwise indicated.

Going concern

As at December 31, 2022, the Company has a net current liability position of $3,127 thousand and a loss for the year of $5,359 thousand, but net cash generated by operating activities of $54,547 thousand. Based upon an assessment of Cobar’s forecast financial position and performance, management have determined that they have, at the time of approving the financial statements, a reasonable expectation that the Company has access to adequate resources to continue to pay debts as and when they are due and payable for the 12 months from the date of approval of these financial statements, whilst a 100% wholly owned subsidiary of the Parent. Therefore, the Directors continue to adopt the going concern basis of accounting in preparing these financial statements.

2.2	COVID-19

The Company is aware that COVID-19 has the capacity to adversely affect the future financial performance of the Company in a variety of ways, including: significant COVID-19 specific costs, disruptions to supply chain (including purchasing, production, and transportation) and volatility in the price for copper. Depending on the duration and extent of the impact of COVID-19 and if any of the aforementioned risks materialise, it may become necessary to reassess certain accounting conclusions and disclosures including the valuation of inventories, fair value measurements, the impairment of non-financial assets, adequacy of provisions, expected credit loss assumptions, and the extent of the impact on the results of operations and cash flows.

2.3	Application of new and revised accounting standards

Adoption of new and revised standards

In the current year, the Company has adopted all of the new and revised Standards and Interpretations issued by the International Accounting Standards Board (“the IASB”) that are relevant to its operations and effective for the current annual reporting year.

The nature and impact of each new standard or amendment is described below:

Amendments to IAS 16 — Proceeds before intended use

The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the cost of producing those items, in profit or loss.

The adoption of these amendments have not had a material impact on the Company.

New and revised standards not yet effective

IFRS Standards and Interpretations that are issued, but are not yet effective, up to the date of issuance of the financial statements, which are applicable to the Company, are disclosed below. The Company will apply these amendments, as applicable, when they become effective.

Amendments to IAS 1 — Classification of Liabilities as Current or Non-current — effective for year ends beginning on or after January 1, 2023

The amendments clarify the requirements for the presentation of liabilities in the statement of financial position as current or non-current in IAS 1 Presentation of Financial Statements.

2.	Significant accounting policies (continued)

Amendments to IAS 8 — Definition of Accounting Estimates — effective for year ends beginning on or after January 1, 2023

The amendments introduce the definition of accounting estimates and include other amendments to IAS 8 to help entities distinguish changes in accounting estimates from changes in accounting policies.

Amendments to IAS 1 — Disclosure of Accounting Policies — effective for year ends beginning on or after January 1, 2023

The amendments require companies to disclose their material accounting policy information rather than their significant accounting policies.

Amendments to IAS 12 — Deferred Tax related to Assets and Liabilities arising from a Single Transaction — effective for year ends beginning on or after January 1, 2023

The amendments introduce a further exception from the initial recognition exemption under IAS 12. Under the amendments, an entity does not apply the initial recognition exemption for transactions that give rise to equal taxable and deductible temporary differences.

The Company has assessed the potential impact of the amendments on these financial statements and does not expect a material impact.

2.4	Revenue recognition

Revenue is derived principally from the sale of goods and recognized when the performance obligations have been satisfied upon transfer of control of the goods from the Company to the customer. Revenue is measured based on consideration specified in the contract with a customer and excludes amounts collected on behalf of third parties.

Revenue related to the sale of goods is recognized when the product is delivered to the destination specified by the customer, which is typically the vessel on which it is shipped, the destination port or the customer’s premises and the customer has gained control through their ability to direct the use of and obtain substantially all the benefits from the asset. The sales price is determined on a provisional basis at the date of sale as the final selling price is subject to movements in market prices up to the date of final pricing, normally ranging from 30 to 90 days after initial booking (provisionally priced sales). As the pricing only varies based on future market prices after the performance obligation has been satisfied, this is not considered to be variable consideration. The Company’s right to the consideration is unconditional as only the passage of time is required before payment is due and, therefore, the Company accounts for the receivable under IFRS 9. Revenue on provisionally priced sales is recognized based on the estimated fair value of the total consideration receivable. The revenue adjustment mechanism embedded within provisionally priced sales arrangements has the character of a commodity derivative.

Accordingly, the fair value of the final sales price adjustment is re-estimated continuously and changes in fair value are recognized as an adjustment to revenue. In all cases, fair value is estimated by reference to forward market prices.

The principal risks associated with recognition of sales on a provisional basis include commodity price fluctuations between the date the sale is recorded and the date of final settlement. If a significant decline in commodity prices occurs, it is reasonably possible the Company could be required to pay the difference between the provisional price and final selling price.

Revenues from the sale of silver, a by-product in the production of copper concentrate, are included within revenue from the sale of concentrate, which includes copper and silver.

2.	Significant accounting policies (continued)

The Company is responsible for providing certain shipping and insurance services to the customer, which is generally before the date at which the Company has transferred control of the goods. These services are not distinct within the context of the contract, and they are not separately identifiable from other promises within the contract. Accordingly, shipping and insurance services are not considered separate performance obligations and are treated as costs to fulfill the promise to transfer the related products. Any customer payments of shipping and handling costs are recorded within revenue. While the Company’s customer has an option to take deliveries of the goods on Cost and Freight (“CFR”) and Cost, Insurance and Freight (“CIF”) basis, the customer generally opts for Free on Board (“FOB”) based delivery where the Company is responsible for loading the purchased goods onto the ship, and all costs associated up to that point.

2.5	Foreign currency translation

The Company’s reporting currency and the functional currency of each of the entities collectively forming the Company is the U.S. dollar as this is assessed to be the principal currency of the economic environment in which it operates. All operating revenue generated by Cobar is in the U.S. dollar and all the funding arrangements through Parent net investment (see note 22) are denominated in the U.S. dollar.

Foreign currency transactions

Transactions in foreign currencies are converted into the functional currency using the exchange rate prevailing at the transaction date. Monetary assets and liabilities outstanding at year end are converted at year-end rates. The resulting exchange differences are recorded in the statement of profit or loss and other comprehensive income.

The average and closing AUD/USD foreign currency exchange rates at 2022 and 2021 are listed below:

	Average	Closing
	FX rate	FX rate
2021	0.7512	0.7272
2022	0.6935	0.6804

2.6	Property, plant and equipment

Property, plant and equipment are initially recognized at cost, being the fair value of the consideration given to acquire or construct the asset, including directly attributable costs required to bring the asset to the location or to a condition necessary for operation and the direct cost of dismantling and removing the asset, less accumulated depreciation and any accumulated impairment losses.

Property, plant and equipment are depreciated to their estimated residual value over the estimated useful life of the specific asset concerned, or the estimated remaining life of mine (“LOM”), field or lease.

Depreciation commences when the asset is available for use. The major categories of property, plant and equipment are depreciated/amortized on a units of production (“UOP”) and/or straight-line basis. Depreciation of property, plant and equipment using UOP method over the LOM is based on estimated production units including commercially recoverable reserves (proven and probable reserves) and a portion of mineral resources (measured, indicated and inferred resources). The portion of mineral resources are included in depreciation calculations where they are expected to be classified as mineral reserves based on high degree of confidence that they will be extracted in an economic manner.

Assets under construction are included in Plant and equipment and since the assets are not yet available for use, are not depreciated.

2.	Significant accounting policies (continued)

The estimated useful lives for the current and comparative periods are as follows:

Buildings	10 – 45 years/Straight-line
Freehold land	Not depreciated
Plant and equipment	3 – 30 years/UOP
Right-of-use assets	2 – 30 years
Mine development	UOP

Mine development

Mine development costs include costs incurred resulting from mine pre-production activities undertaken to gain access to proven and probable mineral reserves, including shafts, adits, drifts, ramps, permanent excavations, and infrastructure. Costs incurred before mineral resources are classified as proven and probable reserves are expensed as incurred. Capitalization of mine development project costs that meet the definition of an asset begins once mineral resources are classified as proven and probable reserves and such proposed development receives the appropriate approvals. All subsequent development expenditure is similarly capitalized, provided commercial viability conditions continue to be satisfied. Proceeds from the sale of product extracted during the development phase are netted against development expenditure. Upon completion of development and commencement of production, capitalized development costs are transferred, as required, to the appropriate plant and equipment asset category.

Depreciation for mine development costs is determined using the UOP method based on estimated production units including commercially recoverable reserves (proven and probable reserves) and a portion of mineral resources (measured, indicated and inferred resources). Depreciation, depletion and amortization using the UOP method is recorded upon production of finished goods, at which time it is allocated to inventory cost and then included as a component of cost of goods sold. Other assets are depreciated on a straight-line basis over estimated useful lives for the related assets.

2.7	Leases

As lessee, the Company assesses whether a contract contains a lease at inception of a contract. The Company recognizes a right-of-use asset and corresponding lease liability in the statement of financial position for all lease arrangements in which it is the lessee, except for short-term leases with a term of twelve months or less and leases of low value assets. For these leases, the Company recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease.

The lease liability is initially measured at the present value of the future lease payments from the commencement date of the lease. The lease payments are discounted using the asset and company specific incremental borrowing rates. The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made. The Company remeasures the lease liability, with a corresponding adjustment to the related right-of-use assets, whenever:

●	The lease term changes or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate;
●	The lease payments change due to the changes in an index or rate or a change in expected payment under a guaranteed residual value, in which case the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate;
●	A lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of modification.
2.	Significant accounting policies (continued)

The right-of-use assets are initially recognized in the statement of financial position at cost, which comprises the amount of the initial measurement of the corresponding lease liability, adjusted for any lease payments made at or prior to the commencement date of the lease, any lease incentive received and any initial direct costs incurred, and expected costs for obligations to dismantle and remove right-of-use assets when they are no longer used. Right-of-use assets are recognized within property, plant and equipment in the statement of financial position. Right-of-use assets are depreciated on a straight-line basis from the commencement date of the lease over the shorter of the useful life of the right-of-use asset or the end of the lease term.

2.8	Restoration, rehabilitation and decommissioning

Restoration, rehabilitation and decommissioning costs arising from the installation of plant and other site preparation work, discounted using a risk free discount rate to their net present value, are provided for and capitalized at the time such an obligation arises. The costs are charged to the statement of profit or loss and other comprehensive income over the life of the operation through depreciation of the asset and the accretion expense of the discount on the provision.

Costs for restoration of subsequent site disturbance, which is created on an ongoing basis during production, are provided for at their net present values and charged to the statement of profit or loss and other comprehensive income as extraction progresses.

Changes in the estimated timing of the rehabilitation or changes to the estimated future costs are accounted for prospectively by recognizing an adjustment to the rehabilitation liability and a corresponding adjustment to the asset to which it relates, provided the reduction in the provision is not greater than the depreciated capitalized cost of the related asset, in which case the capitalized cost is reduced to nil and the remaining adjustment recognized in the statement of profit or loss and other comprehensive income. In the case of closed sites, changes to estimated costs are recognized immediately in the statement of profit or loss and other comprehensive income.

2.9	Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. Following initial recognition, intangible assets are carried at cost less any accumulated amortization (calculated on a straight- line basis over their useful lives) and accumulated impairment losses, if any.

The major categories of intangibles are amortized on a straight-line basis as follows:

Licences and software	3 – 9 years

2.10  Impairment or impairment reversals

The Company conducts, at least annually, an internal review of asset values which is used as a source of information to assess for any indications of impairment. Formal impairment tests are carried out when events or changes in circumstances indicate the carrying value may not be recoverable.

A formal impairment test involves determining whether the carrying amounts are in excess of their recoverable amounts. An asset’s recoverable amount is determined as the higher of its fair value less costs of disposal and its value in use. Such reviews are undertaken on an asset-by-asset basis, except where assets do not generate cash flows independent of other assets, in which case the review is undertaken at the CGU level.

If the carrying amount of an asset exceeds its recoverable amount, an impairment loss is recorded in the statement of profit or loss and other comprehensive income to reflect the asset at the lower amount.

2.	Significant accounting policies (continued)

For those assets which were impaired in prior periods, if their recoverable amount exceeds their carrying amount, an impairment reversal is recorded in the statement of profit or loss and other comprehensive income to reflect the asset at the higher amount to the extent the increased carrying amount does not exceed the carrying value of the asset that would have been determined had no impairment previously been recognized. Goodwill impairments cannot be subsequently reversed.

2.11  Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive), as a result of past events, and it is probable that an outflow of resources embodying economic benefits that can be reliably estimated will be required to settle the liability.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the balance sheet date, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flow estimated to settle the present obligation, its carrying amount is the present value of those cash flows (when the effect of the time value of money is material).

2.12  Inventories

Inventories are valued at the lower of cost or net realizable value. Cost is determined using the first-in- first-out (“FIFO”) or the weighted average method and comprises material costs, labour costs, allocated production related overhead costs and includes treatment and refining cost. Raw materials and consumables are measured using the FIFO method and work in progress inventories using the weighted average method. Financing and storage costs related to inventory are expensed as incurred.

2.13  Financial instruments

Financial assets and financial liabilities are recognized in the Company’s statement of financial position when the Company becomes a party to the contractual provisions of the instrument.

Financial assets are classified as either financial assets at amortized cost, at fair value through other comprehensive income (“FVTOCI”) or at fair value through profit or loss (“FVTPL”) depending upon the business model for managing the financial assets and the nature of the contractual cash flow characteristics of the financial asset. Financial assets are initially recognized at fair value on the trade date, including, in the case of instruments not subsequently measured at fair value through profit or loss, directly attributable transaction costs. Trade receivables with no provisional price features and where there is no significant financing component, are initially recognized at their transaction price. Subsequently, other investments, provisionally priced trade receivables and derivatives are carried at fair value and trade receivables that do not contain provisional price features, loans and other receivables are carried at amortized cost.

Financial liabilities, other than derivatives and those containing provisional price features, are initially recognized at fair value of consideration received net of transaction costs as appropriate and subsequently carried at amortized cost. Financial liabilities that contain provisional pricing features and derivatives are carried at FVTPL.

Impairment of financial assets

A loss allowance for expected credit losses is determined for all financial assets, other than those at FVTPL and equity instruments at FVOCI, at the end of each reporting period. The expected credit loss recognized represents a probability-weighted estimate of credit losses over the expected life of the financial instrument.

2.	Significant accounting policies (continued)

The Company applies the simplified approach to measure the loss allowance for trade receivables classified at amortized cost, using the lifetime expected loss provision. The expected credit losses on these financial assets is estimated using a provision matrix by reference to past default experience and an equivalent credit rating, adjusted as appropriate for current observable data and forward-looking information.

For all other financial assets at amortized cost, the Company recognizes lifetime expected credit losses when there has been a significant increase in credit risk since initial recognition, which is determined by:

●	A review of overdue amounts
●	Comparing the risk of default at the reporting date and at the date of initial recognition
●	An assessment of relevant historical and forward-looking quantitative and qualitative information.

For those balances that are beyond 30 days overdue it is presumed to be an indicator of a significant increase in credit risk.

If the credit risk on the financial instrument has not increased significantly since initial recognition, the Company measures the loss allowance for that financial instrument at an amount equal to 12-months expected credit loss, which comprises the expected lifetime loss from the instrument were a default to occur within 12 months of the reporting date.

The Company considers an event of default has materialised and the financial asset is credit impaired when information developed internally or obtained from external sources indicates that the debtor is unlikely to pay the Company without taking into account any collateral held by the Company or if the financial asset is more than 90 days past due unless the Company has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate. The Company writes off a financial asset when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery.

Derecognition of financial assets and financial liabilities

The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another party. If the Company neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Company recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Company retains substantially all the risks and rewards of ownership of a transferred financial asset, the Company continues to recognize the financial asset and also recognizes a collateralised borrowing for the proceeds received.

The Company derecognizes financial liabilities when the Company’s obligations are discharged, cancelled or have expired.

On derecognition of a financial asset/financial liability in its entirety, the difference between the carrying amount of the financial asset/financial liability and the sum of the consideration received and receivable/paid and payable is recognized in profit and loss.

On derecognition of equity investments designated and measured at FVTOCI, the cumulative gain or loss recognized in other comprehensive income is reclassified directly to retained earnings.

2.	Significant accounting policies (continued)

2.14  Goods and services tax

Revenues, expenses and assets are recognized net of the amount of goods and services tax (“GST”), except:

●	where the amount of GST incurred is not recoverable from the taxation authority, it is recognized as part of the cost of acquisition of an asset or as part of an item of expense; or
●	for receivables and payables which are recognized inclusive of GST.

The net amount of GST recoverable from, or payable to, the taxation authority is included as part of receivables or payables.

Cash flows are included in the statement of cash flows on a gross basis. The GST component of cash flows arising from investing and financing activities which is recoverable from, or payable to, the taxation authority is classified as operating cash flows.

2.15  Income tax

Tax Consolidation

The Company is part of a tax consolidated group under Australian taxation law, of which Glencore Investment is the head entity. As a result, the Company is subject to income tax through its membership of this tax consolidated group. Entities within the tax consolidated group have entered into a tax funding agreement and a tax sharing agreement with the head entity.

The current and deferred tax amounts for the tax consolidated group are allocated to the members of the tax consolidated group (including the Company) using the ‘separate taxpayer within group’ approach. This method requires tax to be calculated for each member with adjustments for transactions and events occurring within the tax-consolidated group that do not give rise to a tax consequence for the group or that have a different tax consequence at the level of the group. Accordingly, the Company recognizes an allocation of income taxes in the financial statements as if it calculated and filed a separate income tax return for Cobar, Acelight and Isokind. Deferred taxes are allocated by reference to the carrying amounts in the financial statements of the Company and the tax values applying under tax consolidation. Current tax liabilities arising from this process are accounted for as being assumed by the head entity, as under Australian taxation law the head entity has the legal obligation for (or right to) these amounts. Such amounts are reflected in amounts receivable from or payable to the head entity via Parent net investment, see movement to “Glencore Investment tax loan” in note 22.

Income tax consists of current and deferred income taxes.

Current tax

Current tax is calculated by reference to the amount of income taxes payable or recoverable in respect of the taxable profit or tax loss for the period. It is calculated using tax rates and tax laws that have been enacted or substantively enacted by reporting date. Adjustments are made for transactions and events occurring within the tax consolidated group that do not give rise to a tax consequence for the Company or that have different tax consequences at the level of the Company.

Deferred tax

Deferred tax is accounted for using the balance sheet liability method. Temporary differences are differences between the tax base of an asset or liability and its carrying amount in the balance sheet. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. Adjustments are made for transactions and events occurring within the tax-consolidated group that do not give rise to a tax consequence for the Company or that have different tax consequences at the level of the Company.

2.	Significant accounting policies (continued)

In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that sufficient taxable amounts will be available against which deductible temporary differences or unused tax losses and tax offsets can be utilized. However, deferred tax assets and liabilities are not recognized if the temporary differences giving rise to them arise from the initial recognition of assets and liabilities (other than as a result of a business combination) which affects neither taxable income nor accounting profit.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period(s) when the asset and liability giving rise to them are realized or settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by reporting date. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when they relate to income taxes levied by the same taxation authority and the Company has both the right and the intention to settle its current tax assets and liabilities on a net or simultaneous basis.

The Company assesses its liabilities and contingencies for all tax years open to audit based upon the latest information available. Inherent uncertainties exist in estimates of tax contingencies due to complexities of interpretation and changes in tax laws. For those matters where it is probable that an adjustment will be made, the Company records its best estimate of these tax liabilities, including related interest charges, taking into account the range of possible outcomes.

Tax payments

Tax payments from companies within the Glencore Investment tax consolidated group are made by Glencore Investment in accordance with the tax sharing and tax funding agreements entered into by those entities and settled through intercompany loans via parent net investment (see note 22). Tax payments are disclosed within cash flows from operating activities in the statement of cash flows.

2.16  Employee and retirement benefits

A liability is recognized for benefits accruing to employees in respect of wages and salaries, annual leave, long service leave, and sick leave when it is probable that settlement will be required and they are capable of being measured reliably.

Liabilities recognized in respect of short-term employee benefits, are measured at their face value without the effect of discounting using the remuneration rate expected to apply at the time of settlement. Liabilities recognized in respect of long term employee benefits are measured as the present value of the estimated future cash outflows to be made by the Company in respect of services provided by employees up to reporting date.

2.	Significant accounting policies

2.1   Basis of preparation

The financial statements are general purpose financial statements, which have been prepared on a stand-alone basis and are derived from Glencore plc’s consolidated financial statements and accounting records in which the Company was consolidated. Glencore plc’s consolidated financial statements were prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by International Accounting Standards Board (“IASB”) and based on Glencore plc’s transition to IFRS which had occurred prior to its initial public offering in 2011.

The financial statements include the historical results of operations, financial position and cash flows of the Company for the periods presented and have been prepared in accordance with the IFRS as issued by the IASB. The Company’s financial information is presented using the historical results of operations and the historical bases of assets and liabilities of the Parent.

The business of the Company is the operation of the CSA copper mine in New South Wales Australia. Management of the Company believes assumptions underlying the financial statements are reasonable. However, the financial statements may not be indicative of the financial position, results of operations, and cash flows of the Company in the future or if it had operated independently of the Parent. Actual costs that would have been incurred if the Company had operated as a standalone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas, primarily including, technical services, engineering, finance, and other general corporate and administrative costs, such as treasury, human resources, legal and others.

The statement of profit or loss and other comprehensive income include all revenues and costs directly attributable the Company as well as an allocation of corporate expenses from the Parent that provide support to the Company related to general and administrative expenses. These corporate expenses have been allocated to the Company based on direct usage or benefit, where identifiable, with the remainder allocated based on headcount or capital employed. The Parent allocates these costs to the Company using methodologies that management believes are appropriate and reasonable.

Treasury and net funding activities, and tax transactions between the Parent and the Company are accounted through Parent net investment in the Company. These transactions between Parent and Company are deemed to have been settled immediately through Parent net investment and are shown as a net change in this account (see note 22 for additional information). As all transactions are long-term funding related, these have been accounted for as movements within the Parent net investment balance.

The Company is part of a tax consolidated group under Australian taxation law, of which Glencore Investment Pty Limited (“Glencore Investment”), a subsidiary of the Parent, is the head entity. See note 2.16 ‘Income taxes’ for more information.

The financial statements have been prepared on an accruals basis and are based on historical cost. Historical cost is generally based on the fair values of the consideration given in exchange for assets.

Fair value

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these financial statements is determined on such a basis, except for leasing transactions that are within the scope of IFRS 16 Leases, and measurements that have some similarities to fair value but are not fair value, such as net realizable value in IAS 2 Inventories or value in use in IAS 36 Impairment of assets.

In addition, for financial reporting purposes, fair value measurements are categorised into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;
●	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and
●	Level 3 inputs are unobservable inputs for the asset or liability.

All amounts are presented in United States dollars (US$) and all values are rounded to the nearest thousand unless otherwise indicated.

Going concern

Based upon an assessment of Cobar’s forecast financial position and performance, management have determined that they have, at the time of approving the financial statements, a reasonable expectation that the Company has access to adequate resources to continue to pay debts as and when they are due and payable for the 12 months from the date of approval of these financial statements, whilst a 100% wholly owned subsidiary of the Parent. Therefore, the Directors continue to adopt the going concern basis of accounting in preparing these financial statements.

2.2   First time adoption of International Financial Reporting Standards

The financial statements, for the year ended December 31, 2020, are the first the Company has prepared in accordance with IFRS. For periods up to and including the year ended December 31, 2019, the Company did not prepare financial statements as the entities that collectively are the Company were each individually members of the Glencore Investment Deed of Cross Guarantee and therefore individually qualify for relief from lodging a financial report with the Australian Security & Investments Commission.

The financial statements presented in this report comply with IFRS applicable as at December 31, 2021. In preparing the financial statements, the Company’s opening statement of financial position was prepared as at January 1, 2020, the Company’s date of transition to IFRS.

The Company prepared its financial statements in accordance with the recognition and measurement principles of IFRS, the application of IFRS 1 First-time Adoption of International Financial Reporting Standard has not resulted in any material impact on the amounts reported from the date of transition on January 1, 2020 to December 31, 2021.

Exemption applied

IFRS 1 allows first-time adopters certain exemptions from the retrospective application of certain requirements under IFRS.

The Company has applied the exemption in relation to cumulative translation differences that existed at the date of transition to IFRS. A cumulative translation adjustment of $35,540 thousand existed as a result of the change in presentational currency of Acelight Pty Limited and Isokind Pty Limited from AUD to USD presentational currency in 2014. The Company has applied the exemption under IFRS 1 whereby this cumulative translation difference is deemed to be zero at the date of transition to IFRS.

As this is the first financial statements the Company has prepared which are general-purpose financial statements, summarised below is an overview of the significant accounting policies adopted in the preparation and presentation of the financial statements. These accounting policies are consistent with IFRS and other than the exemption noted above no adjustments were taken. The accounting policies set out below have been consistently applied from the date of transition on January 1, 2020.

2.3   COVID-19

The Company is aware that COVID-19 has the capacity to adversely affect the future financial performance of the Company in a variety of ways, including: significant COVID-19 specific costs, disruptions to supply chain (including purchasing, production, and transportation) and volatility in the price for copper. Depending on the duration and extent of the impact of COVID-19 and if any of the aforementioned risks materialise, it may become necessary to reassess certain accounting conclusions and disclosures including the valuation of inventories, fair value measurements, the impairment of non-financial assets, adequacy of provisions, expected credit loss assumptions, and the extent of the impact on the results of operations and cash flows.

2.4   Application of new and revised accounting standards

Adoption of new and revised standards

As these financial statements are the first prepared for the Company all new and revised Standards and Interpretations issued by the International Accounting Standards Board (“the IASB”) have been adopted.

New and revised standards not yet effective

IFRS Standards and Interpretations that are issued, but are not yet effective, up to the date of issuance of the financial statements, which are applicable to the Company, are disclosed below. The Company will apply these amendments, as applicable, when they become effective.

Annual Improvements 2018-2020 and Other Amendments — effective for year ends beginning on or after January 1, 2022

The amendments clarify certain requirements in:

●	IFRS 1 First-time Adoption of International Financial Reporting Standards;
●	IFRS 3 Business Combinations;
●	IFRS 9 Financial Instruments;
●	IFRS 16 Property, Plant and Equipment; and
●	IAS 37 Provisions, Contingent Liabilities and Contingent Assets.

Amendments to IFRS 16 — Proceeds before intended use — effective for year ends beginning on or after January 1, 2022

The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the cost of producing those items, in profit or loss.

The Company has assessed the potential impact of the amendment on these financial statements and does not expect a material impact.

Amendments to IAS 1 — Classification of Liabilities as Current or Non-current — effective for year ends beginning on or after January 1, 2023

The amendments clarify the requirements for the presentation of liabilities in the statement of financial position as current or non-current in IAS 1 Presentation of Financial Statements.

Amendments to IAS 8 — Definition of Accounting Estimates — effective for year ends beginning on or after January 1, 2023

The amendments introduce the definition of accounting estimates and include other amendments to IAS 8 to help entities distinguish changes in accounting estimates from changes in accounting policies.

Amendments to IAS 1 — Disclosure of Accounting Policies — effective for year ends beginning on or after January 1, 2023

The amendments require companies to disclose their material accounting policy information rather than their significant accounting policies.

Amendments to IAS 12 — Deferred Tax related to Assets and Liabilities arising from a Single Transaction — effective for year ends beginning on or after January 1, 2023

The amendments introduce a further exception from the initial recognition exemption under IAS 12. Under the amendments, an entity does not apply the initial recognition exemption for transactions that give rise to equal taxable and deductible temporary differences.

The Company is assessing the potential impact of the amendments on these financial statements.

2.5   Revenue recognition

Revenue is derived principally from the sale of goods and recognized when the performance obligations have been satisfied upon transfer of control of the goods from the Company to the customer. Revenue is measured based on consideration specified in the contract with a customer and excludes amounts collected on behalf of third parties.

Revenue related to the sale of goods is recognized when the product is delivered to the destination specified by the customer, which is typically the vessel on which it is shipped, the destination port or the customer’s premises and the customer has gained control through their ability to direct the use of and obtain substantially all the benefits from the asset. The sales price is determined on a provisional basis at the date of sale as the final selling price is subject to movements in market prices up to the date of final pricing, normally ranging from 30 to 90 days after initial booking (provisionally priced sales). As the pricing only varies based on future market prices after the performance obligation has been satisfied, this is not considered to be variable consideration. The Company’s right to the consideration is unconditional as only the passage of time is required before payment is due and, therefore, the Company accounts for the receivable under IFRS 9. Revenue on provisionally priced sales is recognized based on the estimated fair value of the total consideration receivable. The revenue adjustment mechanism embedded within provisionally priced sales arrangements has the character of a commodity derivative.

Accordingly, the fair value of the final sales price adjustment is re-estimated continuously and changes in fair value are recognized as an adjustment to revenue. In all cases, fair value is estimated by reference to forward market prices.

The principal risks associated with recognition of sales on a provisional basis include commodity price fluctuations between the date the sale is recorded and the date of final settlement. If a significant decline in commodity prices occurs, it is reasonably possible the Company could be required to pay the difference between the provisional price and final selling price.

Revenues from the sale of silver, a by-product in the production of copper concentrate, are included within revenue from the sale of concentrate, which includes copper and silver.

The Company is responsible for providing certain shipping and insurance services to the customer, which is generally before the date at which the Company has transferred control of the goods. These services are not distinct within the context of the contract, and they are not separately identifiable from other promises within the contract. Accordingly, shipping and insurance services are not considered separate performance obligations and are treated as costs to fulfill the promise to transfer the related products. Any customer payments of shipping and handling costs are recorded within revenue. While the Company’s customer has an option to take deliveries of the goods on Cost and Freight (“CFR”) and Cost, Insurance and Freight (“CIF”) basis, the customer generally opts for Free on Board (“FOB”) based delivery where the Company is responsible for loading the purchased goods onto the ship, and all costs associated up to that point.

2.6   Foreign currency translation

The Company’s reporting currency and the functional currency of each of the entities collectively forming the Company is the U.S. dollar as this is assessed to be the principal currency of the economic environment in which it operates. All operating revenue generated by Cobar is in the U.S. dollar and all the funding arrangements through Parent net investment (see note 22) are denominated in the U.S. dollar.

Foreign currency transactions

Transactions in foreign currencies are converted into the functional currency using the exchange rate prevailing at the transaction date. Monetary assets and liabilities outstanding at year end are converted at year-end rates. The resulting exchange differences are recorded in the statement of profit or loss and other comprehensive income.

The average and closing AUD/USD foreign currency exchange rates at 2020 and 2021 are listed below:

	Average	Closing
	FX rate	FX rate
2020	0.6884	0.7706
2021	0.7512	0.7272

2.7   Property, plant and equipment

Property, plant and equipment are initially recognized at cost, being the fair value of the consideration given to acquire or construct the asset, including directly attributable costs required to bring the asset to the location or to a condition necessary for operation and the direct cost of dismantling and removing the asset, less accumulated depreciation and any accumulated impairment losses.

Property, plant and equipment are depreciated to their estimated residual value over the estimated useful life of the specific asset concerned, or the estimated remaining life of mine (“LOM”), field or lease.

Depreciation commences when the asset is available for use. The major categories of property, plant and equipment are depreciated/amortized on a units of production (“UOP”) and/or straight-line basis. Depreciation of property, plant and equipment using UOP method over the LOM is based on estimated production units including commercially recoverable reserves (proven and probable reserves) and a portion of mineral resources (measured, indicated and inferred resources). The portion of mineral resources are included in depreciation calculations where they are expected to be classified as mineral reserves based on high degree of confidence that they will be extracted in an economic manner.

Assets under construction are included in Plant and equipment and since the assets are not yet available for use, are not depreciated.

The estimated useful lives for the current and comparative periods are as follows:

Buildings	10 – 45 years/Straight-line
Freehold land	Not depreciated
Plant and equipment	3 – 30 years/UOP
Right-of-use assets	2 – 30 years
Mine development	UOP

Mine development

Mine development costs include costs incurred resulting from mine pre-production activities undertaken to gain access to proven and probable mineral reserves, including shafts, adits, drifts, ramps, permanent excavations, and infrastructure. Costs incurred before mineral resources are classified as proven and probable reserves are expensed as incurred. Capitalization of mine development project costs that meet the definition of an asset begins once mineral resources are classified as proven and probable reserves and such proposed development receives the appropriate approvals. All subsequent development expenditure is similarly capitalized, provided commercial viability conditions continue to be satisfied. Proceeds from the sale of product extracted during the development phase are netted against development expenditure. Upon completion of development and commencement of production, capitalized development costs are transferred, as required, to the appropriate plant and equipment asset category.

Depreciation for mine development costs is determined using the UOP method based on estimated production units including commercially recoverable reserves (proven and probable reserves) and a portion of mineral resources (measured, indicated and inferred resources). Depreciation, depletion and amortization using the UOP method is recorded upon production of finished goods, at which time it is allocated to inventory cost and then included as a component of cost of goods sold. Other assets are depreciated on a straight-line basis over estimated useful lives for the related assets.

2.8   Leases

As lessee, the Company assesses whether a contract contains a lease at inception of a contract. The Company recognizes a right-of-use asset and corresponding lease liability in the statement of financial position for all lease arrangements in which it is the lessee, except for short-term leases with a term of twelve months or less and leases of low value assets. For these leases, the Company recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease.

The lease liability is initially measured at the present value of the future lease payments from the commencement date of the lease. The lease payments are discounted using the asset and company specific incremental borrowing rates. The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made. The Company remeasures the lease liability, with a corresponding adjustment to the related right-of-use assets, whenever:

●	The lease term changes or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate;
●	The lease payments change due to the changes in an index or rate or a change in expected payment under a guaranteed residual value, in which case the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate;
●	A lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of modification.

The right-of-use assets are initially recognized in the statement of financial position at cost, which comprises the amount of the initial measurement of the corresponding lease liability, adjusted for any lease payments made at or prior to the commencement date of the lease, any lease incentive received and any initial direct costs incurred, and expected costs for obligations to dismantle and remove right-of-use assets when they are no longer used. Right-of-use assets are recognized within property, plant and equipment in the statement of financial position. Right-of-use assets are depreciated on a straight-line basis from the commencement date of the lease over the shorter of the useful life of the right-of-use asset or the end of the lease term.

2.9   Restoration, rehabilitation and decommissioning

Restoration, rehabilitation and decommissioning costs arising from the installation of plant and other site preparation work, discounted using a risk free discount rate to their net present value, are provided for and capitalized at the time such an obligation arises. The costs are charged to the statement of profit or loss and other comprehensive income over the life of the operation through depreciation of the asset and the accretion expense of the discount on the provision.

Costs for restoration of subsequent site disturbance, which is created on an ongoing basis during production, are provided for at their net present values and charged to the statement of profit or loss and other comprehensive income as extraction progresses.

Changes in the estimated timing of the rehabilitation or changes to the estimated future costs are accounted for prospectively by recognizing an adjustment to the rehabilitation liability and a corresponding adjustment to the asset to which it relates, provided the reduction in the provision is not greater than the depreciated capitalized cost of the related asset, in which case the capitalized cost is reduced to nil and the remaining adjustment recognized in the statement of profit or loss and other comprehensive income. In the case of closed sites, changes to estimated costs are recognized immediately in the statement of profit or loss and other comprehensive income.

2.10   Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. Following initial recognition, intangible assets are carried at cost less any accumulated amortization (calculated on a straight-line basis over their useful lives) and accumulated impairment losses, if any.

The major categories of intangibles are amortized on a straight-line basis as follows:

Licences and software	3 – 9 years

2.11   Impairment or impairment reversals

The Company conducts, at least annually, an internal review of asset values which is used as a source of information to assess for any indications of impairment. Formal impairment tests are carried out when events or changes in circumstances indicate the carrying value may not be recoverable.

A formal impairment test involves determining whether the carrying amounts are in excess of their recoverable amounts. An asset’s recoverable amount is determined as the higher of its fair value less costs of disposal and its value in use. Such reviews are undertaken on an asset-by-asset basis, except where assets do not generate cash flows independent of other assets, in which case the review is undertaken at the CGU level.

If the carrying amount of an asset exceeds its recoverable amount, an impairment loss is recorded in the statement of profit or loss and other comprehensive income to reflect the asset at the lower amount.

For those assets which were impaired in prior periods, if their recoverable amount exceeds their carrying amount, an impairment reversal is recorded in the statement of profit or loss and other comprehensive income to reflect the asset at the higher amount to the extent the increased carrying amount does not exceed the carrying value of the asset that would have been determined had no impairment previously been recognized. Goodwill impairments cannot be subsequently reversed.

2.12   Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive), as a result of past events, and it is probable that an outflow of resources embodying economic benefits that can be reliably estimated will be required to settle the liability.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the balance sheet date, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flow estimated to settle the present obligation, its carrying amount is the present value of those cash flows (when the effect of the time value of money is material).

2.13   Inventories

Inventories are valued at the lower of cost or net realizable value. Cost is determined using the first-in-first-out (“FIFO”) or the weighted average method and comprises material costs, labour costs, allocated production related overhead costs and includes treatment and refining cost. Raw materials and consumables are measured using the FIFO method and work in progress inventories using the weighted average method. Financing and storage costs related to inventory are expensed as incurred.

2.14   Financial instruments

Financial assets and financial liabilities are recognized in the Company’s statement of financial position when the Company becomes a party to the contractual provisions of the instrument.

Financial assets are classified as either financial assets at amortized cost, at fair value through other comprehensive income (“FVTOCI”) or at fair value through profit or loss (“FVTPL”) depending upon the business model for managing the financial assets and the nature of the contractual cash flow characteristics of the financial asset. Financial assets are initially recognized at fair value on the trade date, including, in the case of instruments not subsequently measured at fair value through profit or loss, directly attributable transaction costs. Trade receivables with no provisional price features and where there is no significant financing component, are initially recognized at their transaction price. Subsequently, other investments, provisionally priced trade receivables and derivatives are carried at fair value and trade receivables that do not contain provisional price features, loans and other receivables are carried at amortized cost.

Financial liabilities, other than derivatives and those containing provisional price features, are initially recognized at fair value of consideration received net of transaction costs as appropriate and subsequently carried at amortized cost. Financial liabilities that contain provisional pricing features and derivatives are carried at FVTPL.

Impairment of financial assets

A loss allowance for expected credit losses is determined for all financial assets, other than those at FVTPL and equity instruments at FVOCI, at the end of each reporting period. The expected credit loss recognized represents a probability-weighted estimate of credit losses over the expected life of the financial instrument.

The Company applies the simplified approach to measure the loss allowance for trade receivables classified at amortized cost, using the lifetime expected loss provision. The expected credit losses on these financial assets is estimated using a provision matrix by reference to past default experience and an equivalent credit rating, adjusted as appropriate for current observable data and forward-looking information.

For all other financial assets at amortized cost, the Company recognizes lifetime expected credit losses when there has been a significant increase in credit risk since initial recognition, which is determined by:

●	A review of overdue amounts
●	Comparing the risk of default at the reporting date and at the date of initial recognition
●	An assessment of relevant historical and forward-looking quantitative and qualitative information.

For those balances that are beyond 30 days overdue it is presumed to be an indicator of a significant increase in credit risk.

If the credit risk on the financial instrument has not increased significantly since initial recognition, the Company measures the loss allowance for that financial instrument at an amount equal to 12-months expected credit loss, which comprises the expected lifetime loss from the instrument were a default to occur within 12 months of the reporting date.

The Company considers an event of default has materialised and the financial asset is credit impaired when information developed internally or obtained from external sources indicates that the debtor is unlikely to pay the Company without taking into account any collateral held by the Company or if the financial asset is more than 90 days past due unless the Company has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate. The Company writes off a financial asset when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery.

Derecognition of financial assets and financial liabilities

The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another party. If the Company neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Company recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Company retains substantially all the risks and rewards of ownership of a transferred financial asset, the Company continues to recognize the financial asset and also recognizes a collateralised borrowing for the proceeds received.

The Company derecognizes financial liabilities when the Company’s obligations are discharged, cancelled or have expired.

On derecognition of a financial asset/financial liability in its entirety, the difference between the carrying amount of the financial asset/financial liability and the sum of the consideration received and receivable/paid and payable is recognized in profit and loss.

On derecognition of equity investments designated and measured at FVTOCI, the cumulative gain or loss recognized in other comprehensive income is reclassified directly to retained earnings.

2.15   Goods and services tax

Revenues, expenses and assets are recognized net of the amount of goods and services tax (“GST”), except:

●	where the amount of GST incurred is not recoverable from the taxation authority, it is recognized as part of the cost of acquisition of an asset or as part of an item of expense; or
●	for receivables and payables which are recognized inclusive of GST.

The net amount of GST recoverable from, or payable to, the taxation authority is included as part of receivables or payables.

Cash flows are included in the statement of cash flows on a gross basis. The GST component of cash flows arising from investing and financing activities which is recoverable from, or payable to, the taxation authority is classified as operating cash flows.

2.16   Income tax

Tax Consolidation

The Company is part of a tax consolidated group under Australian taxation law, of which Glencore Investment is the head entity. As a result, the Company is subject to income tax through its membership of this tax consolidated group. Entities within the tax consolidated group have entered into a tax funding agreement and a tax sharing agreement with the head entity.

The current and deferred tax amounts for the tax consolidated group are allocated to the members of the tax consolidated group (including the Company) using the ‘separate taxpayer within group’ approach. This method requires tax to be calculated for each member with adjustments for transactions and events occurring within the tax-consolidated group that do not give rise to a tax consequence for the group or that have a different tax consequence at the level of the group. Accordingly, the Company recognizes an allocation of income taxes in the financial statements as if it calculated and filed a separate income tax return for Cobar, Acelight and Isokind. Deferred taxes are allocated by reference to the carrying amounts in the financial statements of the Company and the tax values applying under tax consolidation. Current tax liabilities arising from this process are accounted for as being assumed by the head entity, as under Australian taxation law the head entity has the legal obligation for (or right to) these amounts. Such amounts are reflected in amounts receivable from or payable to the head entity via Parent net investment, see movement to “Glencore Investment tax loan” in note 22.

Income tax consists of current and deferred income taxes.

Current tax

Current tax is calculated by reference to the amount of income taxes payable or recoverable in respect of the taxable profit or tax loss for the period. It is calculated using tax rates and tax laws that have been enacted or substantively enacted by reporting date. Adjustments are made for transactions and events occurring within the tax consolidated group that do not give rise to a tax consequence for the Company or that have different tax consequences at the level of the Company.

Deferred tax

Deferred tax is accounted for using the balance sheet liability method. Temporary differences are differences between the tax base of an asset or liability and its carrying amount in the balance sheet. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. Adjustments are made for transactions and events occurring within the tax-consolidated group that do not give rise to a tax consequence for the Company or that have different tax consequences at the level of the Company.

In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that sufficient taxable amounts will be available against which deductible temporary differences or unused tax losses and tax offsets can be utilized. However, deferred tax assets and liabilities are not recognized if the temporary differences giving rise to them arise from the initial recognition of assets and liabilities (other than as a result of a business combination) which affects neither taxable income nor accounting profit.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period(s) when the asset and liability giving rise to them are realized or settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by reporting date. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when they relate to income taxes levied by the same taxation authority and the Company has both the right and the intention to settle its current tax assets and liabilities on a net or simultaneous basis.

The Company assesses its liabilities and contingencies for all tax years open to audit based upon the latest information available. Inherent uncertainties exist in estimates of tax contingencies due to complexities of interpretation and changes in tax laws. For those matters where it is probable that an adjustment will be made, the Company records its best estimate of these tax liabilities, including related interest charges, taking into account the range of possible outcomes.

Tax payments

Tax payments from companies within the Glencore Investment tax consolidated group are made by Glencore Investment in accordance with the tax sharing and tax funding agreements entered into by those entities and settled through intercompany loans via parent net investment (see note 22). Tax payments are disclosed within cash flows from operating activities in the statement of cash flows.

2.17   Employee and retirement benefits

A liability is recognized for benefits accruing to employees in respect of wages and salaries, annual leave, long service leave, and sick leave when it is probable that settlement will be required and they are capable of being measured reliably.

Liabilities recognized in respect of short-term employee benefits, are measured at their face value without the effect of discounting using the remuneration rate expected to apply at the time of settlement. Liabilities recognized in respect of long term employee benefits are measured as the present value of the estimated future cash outflows to be made by the Company in respect of services provided by employees up to reporting date.